SUPPLEMENT Dated June 23, 2009 To the Current Prospectus

ING GoldenSelect Access One

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

I.

The following additional investment portfolios will be available under your Contract – effective July 20, 2009, with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Variable Portfolios, Inc.
ING Russell™ Large Cap Growth Index	Investment Adviser: ING	Seeks investment results (before fees
Portfolio (Class S)	Investments, LLC	and expenses) that correspond to the
	Investment Subadviser: ING	total return of the Russell Top 200®
	Investment Management Co.	Growth Index.
ING RussellTM Large Cap Index	Investment Adviser: ING	Seeks investment results (before fees
Portfolio (Class S)	Investments, LLC	and expenses) that correspond to the
	Investment Subadviser: ING	total return of the Russell Top 200®
	Investment Management Co.	Index.

II.

Effective immediately, please note the following Investment Subadviser change, as underlined.

ING Variable Portfolios, Inc.
ING U.S. Bond Index Portfolio (Class S)	Investment Objective Seeks investment results (before
Investment Adviser: ING Investments, LLC	fees and expenses) that correspond to the total return of the
Investment Subadviser: Neuberger Berman Fixed	Barclays Capital U.S. Aggregate Bond Index®.
Income LLC

All references in the prospectus investment portfolios list and the investment portfolios appendix are hereby changed accordingly.

III.

Note: Under the section of the prospectus that is titled “ING USA Annuity and Life Insurance Company” please replace the paragraph that begins with “Lion Connecticut is the holding company for Directed Services LLC,” with the following paragraph:

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively.

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06/2009